Allowance for Loan Losses, Summary of Allowance and Loans Individually and Collectively Evaluated for Impairment (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	$ 2,145	$ 1,910		$ 2,576
Allowance collectively evaluated for impairment	7,360	7,195		7,779
Total allowance for credit losses	9,505	9,105	$ 8,415	10,355	$ 10,342	$ 8,879
Loans individually evaluated for impairment	27,540	35,372		35,811
Loans collectively evaluated for impairment	784,753	756,773		668,924
Total loans before unearned income	812,293	792,145		704,735
Loans before unearned income	812,293	792,145		704,735
Unearned income	(1,917)	(1,824)		(1,569)
Total loans net of unearned income	810,376	790,321		703,166
Real Estate [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	2,145	1,629		2,576
Allowance collectively evaluated for impairment	4,427	4,751		4,928
Total allowance for credit losses	6,572	6,380	5,733	7,504	7,337	6,744
Loans individually evaluated for impairment	23,549	31,058		35,811
Loans collectively evaluated for impairment	498,978	495,479		475,171
Total loans before unearned income	522,527	526,537		510,982
Loans before unearned income	522,527	526,537		510,982
Real Estate [Member] | Construction & Land Development [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	222	126		1,166
Allowance collectively evaluated for impairment	667	576		364
Total allowance for credit losses	889	702	441	1,530	1,098	1,002
Loans individually evaluated for impairment	823	4,150		5,777
Loans collectively evaluated for impairment	54,024	47,944		41,773
Total loans before unearned income	54,847	52,094		47,550
Loans before unearned income	54,847	52,094		47,550
Real Estate [Member] | Farmland [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	0	0		0
Allowance collectively evaluated for impairment	6	21		17
Total allowance for credit losses	6	21	20	17	50	65
Loans individually evaluated for impairment	0	0		0
Loans collectively evaluated for impairment	14,997	13,539		9,826
Total loans before unearned income	14,997	13,539		9,826
Loans before unearned income	14,997	13,539		9,826
Real Estate [Member] | 1- 4 Family [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	699	598		25
Allowance collectively evaluated for impairment	1,777	1,533		1,949
Total allowance for credit losses	2,476	2,131	1,576	1,974	2,239	1,917
Loans individually evaluated for impairment	3,133	3,420		2,868
Loans collectively evaluated for impairment	124,711	114,761		100,896
Total loans before unearned income	127,844	118,181		103,764
Loans before unearned income	127,844	118,181		103,764
Real Estate [Member] | Multifamily [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	518	437		332
Allowance collectively evaluated for impairment	314	376		44
Total allowance for credit losses	832	813	424	376	284	780
Loans individually evaluated for impairment	7,201	7,201		7,887
Loans collectively evaluated for impairment	7,034	7,122		5,884
Total loans before unearned income	14,235	14,323		13,771
Loans before unearned income	14,235	14,323		13,771
Real Estate [Member] | Non-Farm Non-Residential [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	706	468		1,053
Allowance collectively evaluated for impairment	1,663	2,245		2,554
Total allowance for credit losses	2,369	2,713	3,272	3,607	3,666	2,980
Loans individually evaluated for impairment	12,392	16,287		19,279
Loans collectively evaluated for impairment	298,212	312,113		316,792
Total loans before unearned income	310,604	328,400		336,071
Loans before unearned income	310,604	328,400		336,071
Non-Real Estate [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	0	281		0
Allowance collectively evaluated for impairment	2,933	2,444		2,851
Total allowance for credit losses	2,933	2,725	2,682	2,851	3,005	2,135
Loans individually evaluated for impairment	3,991	4,314		0
Loans collectively evaluated for impairment	285,775	261,294		193,753
Total loans before unearned income	289,766	265,608		193,753
Loans before unearned income	289,766	265,608		193,753
Non-Real Estate [Member] | Agricultural [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	0	262		0
Allowance collectively evaluated for impairment	27	31		46
Total allowance for credit losses	27	293	38	46	64	125
Loans individually evaluated for impairment	2,346	2,650		0
Loans collectively evaluated for impairment	25,593	23,628		21,749
Total loans before unearned income	27,939	26,278		21,749
Loans before unearned income	27,939	26,278		21,749
Non-Real Estate [Member] | Commercial and Industrial [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	0	19		0
Allowance collectively evaluated for impairment	2,215	1,778		2,176
Total allowance for credit losses	2,215	1,797	1,851	2,176	2,488	1,407
Loans individually evaluated for impairment	1,645	1,664		0
Loans collectively evaluated for impairment	218,734	194,675		151,087
Total loans before unearned income	220,379	196,339		151,087
Loans before unearned income	220,379	196,339		151,087
Non-Real Estate [Member] | Consumer and Other [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	0	0		0
Allowance collectively evaluated for impairment	440	371		208
Total allowance for credit losses	440	371	188	208	233	314
Loans individually evaluated for impairment	0	0		0
Loans collectively evaluated for impairment	41,448	42,991		20,917
Total loans before unearned income	41,448	42,991		20,917
Loans before unearned income	41,448	42,991		20,917
Non-Real Estate [Member] | Unallocated [Member]
Summary of allowance and loans individually and collectively evaluated for impairment [Abstract]
Allowance individually evaluated for impairment	0	0		0
Allowance collectively evaluated for impairment	251	264		421
Total allowance for credit losses	251	264	$ 605	$ 421	$ 220	$ 289
Loans individually evaluated for impairment	0	0
Loans collectively evaluated for impairment	0	0
Total loans before unearned income	$ 0	$ 0